Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance lease [extensible enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Carrying value of finance lease assets	$ 142	$ 143
Payments, year one	11
Payments, year two	11
Payments, year three	9
Payments, year four	8
Payments, year five	6
Payments, thereafter	83
Operating leases, rent expense	13	12	$ 11
Operating lease payments	12	11	11
Right-of-use asset obtained in exchange for operating lease liability	$ 8	$ 11	$ 11
Operating lease, weighted-average remaining lease term	18 years	18 years	17 years
Operating lease, weighted-average discount rate	5.00%	5.00%	4.00%
Imputed interest	$ 46
Operating and Maintenance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments, year one	4
Payments, year two	4
Payments, year three	4
Payments, year four	4
Payments, year five	4
Payments, thereafter	$ 33
Real Property
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, term of contract	39 years
Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, term of contract	4 years
Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, term of contract	5 years
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, renewal term	1 year
Minimum | Utility Plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	30 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, renewal term	60 years
Maximum | Utility Plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	40 years